Variable Interest Entities (Assets and Liabilities of Consolidated VIEs) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Fixed maturities, available-for-sale	[1]	$ 47,624,171	$ 34,986,160
Other invested assets	[1]	2,297,535	1,582,094
Accrued investment income	[1]	618,033	466,394
Cash and cash equivalents	[1]	2,876,388	3,325,698
Income taxes assets	[1]	1,741,122	2,120,654
Other assets	[1]	1,852,055	1,850,800
Total assets of consolidated variable interest entities		262,393,370	238,454,729
Payables to parent and affiliates	[1]	2,497,217	3,653,848
Other liabilities	[1]	2,537,050	4,199,803
Total liabilities of consolidated variable interest entities		254,349,092	233,752,749
Consolidated VIEs for Which the Company is the Investment Manager
Variable Interest Entity [Line Items]
Fixed maturities, available-for-sale		39,593	0
Other invested assets		52,590	0
Accrued investment income		129	0
Cash and cash equivalents		157	0
Income taxes assets		14	0
Other assets		84	0
Total assets of consolidated variable interest entities		92,567	0
Payables to parent and affiliates		739	0
Other liabilities		3,945	0
Total liabilities of consolidated variable interest entities		$ 4,684	$ 0

[1]	See Note 4 for details of balances associated with variable interest entities.